Liabilities Related to Business Combinations and to Non-Controlling Interests - Summary of Maximum Amount of Contingent Consideration Payable and Firm Commitments to Buy Out Non-Controlling Interests (Parenthetical) (Detail)
€ in Billions
12 Months Ended
Dec. 31, 2018 EUR (€)
Bayer schering pharma AG [member]
Disclosure Of maximum amount of contingent consideration payable and firm commitments to buy out non-controlling interests [Line Items]
Commitments relating to contingent consideration in connection with business combinations Bayer	€ 0.4
Genzyme [member]
Disclosure Of maximum amount of contingent consideration payable and firm commitments to buy out non-controlling interests [Line Items]
Commitments relating to contingent consideration of which CVR issued in connection with the Genzyme acquisition	€ 2.3